Accrued liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016
Accrued liabilities
Consulting and professional fees	$ 3,202	$ 1,110
Accrued payable due Taro Pharmaceuticals Industries Ltd		7,500
Supply agreement - current portion	3,432	4,207
Employee compensation	2,006	1,554
Other	153	497
Total accrued liabilities	$ 8,793	$ 14,868